DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
Derivative Financial Instruments
DERIVATIVE FINANCIAL INSTRUMENTS

7)	DERIVATIVE FINANCIAL INSTRUMENTS

Bradesco carries out transactions involving derivative financial instruments, which are recognized in the statement of financial position, to meet its own needs in managing its global exposure, as well as to meet its customers’ requests, in order to manage their exposure. These operations involve a range of derivatives, including interest rate swaps, currency swaps, futures and options. Bradesco’s risk management policy is based on the utilization of derivative financial instruments mainly to mitigate the risks from operations carried out by the Bank and its subsidiaries.

Derivative financial instruments are recognized in the consolidated statement of financial position at their fair value. Fair value is generally based on quoted market prices or quotations for assets or liabilities with similar characteristics. Should market prices not be available, fair values are based on dealer quotations, pricing models, discounted cash flows or similar techniques for which the determination of fair value may require judgment or significant estimates by Management.

Market-derived information is used in the determination of the fair value of derivative financial instruments. The fair value of swaps is determined by using discounted cash flow modeling techniques that use yield curves, reflecting adequate risk factors. The information to build yield curves is mainly obtained from B3 (the Brazilian securities, commodities and futures exchange), and the domestic and international secondary market. These yield curves are used to determine the fair value of currency swaps, interest rate and other risk factor swaps. The fair value of forward and futures contracts is also determined based on market price quotations for derivatives traded on an exchange or using methodologies similar to those outlined for swaps. The fair values of credit derivative instruments are determined based on market price quotation or prices received from specialized entities. The fair value of options is determined based on mathematical models, such as Black & Scholes, using yield curves, implied volatilities and the fair value of the underlying assets. Current market prices are used to calculate volatility. To estimate the fair value of the over-the-counter (OTC) financial derivative instruments, the credit quality of each counterparty is also taken into account, based on an expected loss for each derivative portfolio (Credit valuation adjustment).

The derivative financial instruments held by Bradesco in Brazil primarily consist of swaps and futures and are registered with B3.

Foreign derivative financial instruments refer to swaps, forwards, options, credit and futures operations and primarily traded at the stock exchanges in Chicago and New York, as well as the over-the-counter (OTC) markets.

Macro strategies are defined for the Trading (proprietary) and Banking portfolios. Trading Portfolio transactions, including derivatives, seek gains from directional movements in prices and/or rates, arbitrage, hedge and market-maker strategies that may be fully or partially settled before the originally stipulated maturity date. The Banking Portfolio focuses on commercial transactions and their hedges.

Portfolio risk is controlled using information consolidated by risk factor; effective portfolio risk management requires joint use of derivatives with other instruments, including stocks and bonds.

	R$ thousands
	On December 31, 2023					On December 31, 2022
	Notional value	Net notional value (3)	Amortized cost	Fair value adjustment	Fair value	Notional value	Net notional value (3)	Amortized cost	Fair value adjustment	Fair value
Futures contracts
Purchase commitments:	164,372,715	-	-	-	-	114,376,165		-	-	-
- Interbank market	132,161,908	-	-	-	-	89,694,759	-	-	-	-
- Foreign currency	14,481,278	-	-	-	-	13,512,369	-	-	-	-
- Other	17,729,529	10,106,786	-	-	-	11,169,037	3,622,411	-	-	-
Sale commitments:	220,715,317		-	-	-	207,516,974		-	-	-
- Interbank market (1)	163,879,990	31,718,082	-	-	-	157,246,540	67,551,781	-	-	-
- Foreign currency (2)	49,212,584	34,731,306	-	-	-	42,723,808	29,211,439	-	-	-
- Other	7,622,743	-	-	-	-	7,546,626	-	-	-	-

Option contracts
Purchase commitments:	1,030,322,549		3,175,395	257,087	3,432,482	279,394,344		1,793,886	176,424	1,970,310
- Interbank market	928,351,318	9,300,669	2,354,374	-	2,354,374	257,221,828	8,445,913	1,132,138	(119)	1,132,019
- Foreign currency	4,580,443	6,539	77,305	20,244	97,549	6,590,716	-	75,499	(16,251)	59,248
- Other	97,390,788	-	743,716	236,843	980,559	15,581,800	356,823	586,249	192,794	779,043
Sale commitments:	1,022,551,043		(2,071,414)	(165,205)	(2,236,619)	270,847,005		(1,100,416)	259,216	(841,200)
- Interbank market	919,050,649	-	(719,366)	-	(719,366)	248,775,915	-	(122,879)	-	(122,879)
- Foreign currency	4,573,904	-	(68,382)	47,472	(20,910)	6,846,113	255,397	(85,634)	48,655	(36,979)
- Other	98,926,490	1,535,702	(1,283,666)	(212,677)	(1,496,343)	15,224,977	-	(891,903)	210,561	(681,342)

Forward contracts
Purchase commitments:	34,113,304		(855,134)	(3,953)	(859,087)	30,418,892		(775,900)	(2,423)	(778,323)
- Foreign currency	33,043,985	8,345,257	(849,505)	(551)	(850,056)	30,224,123	5,541,862	(773,873)	-	(773,873)
- Other	1,069,319	-	(5,629)	(3,402)	(9,031)	194,769	-	(2,027)	(2,423)	(4,450)
Sale commitments:	28,256,407		772,080	(8,496)	763,584	28,105,417		942,362	(21,228)	921,134
- Foreign currency (2)	24,698,728	-	449,969	-	449,969	24,682,261	-	340,407	-	340,407
- Other	3,557,679	2,488,360	322,111	(8,496)	313,615	3,423,156	3,228,387	601,955	(21,228)	580,727

Swap contracts
Assets (long position):	786,364,992		6,973,332	828,588	7,801,920	568,304,026		8,554,392	2,122,139	10,676,531
- Interbank market	45,590,283	13,012,809	1,799,507	1,093,110	2,892,617	39,592,088	434,157	989,603	2,501,866	3,491,469
- Fixed rate	541,219,843	102,880,024	1,389,077	(5,992)	1,383,085	157,051,442	71,837,047	751,565	(198,742)	552,823

	R$ thousands
	On December 31, 2023					On December 31, 2022
	Notional value	Net notional value (3)	Amortized cost	Fair value adjustment	Fair value	Notional value	Net notional value (3)	Amortized cost	Fair value adjustment	Fair value
- Foreign currency	194,344,754	-	2,960,898	(345,557)	2,615,341	82,003,795	-	4,659,421	(122,999)	4,536,422
- IGPM (General Index of market pricing)	87,639	-	74,582	3,334	77,916	223,031	-	240,773	(6,196)	234,577
- Other	5,122,473	-	749,268	83,693	832,961	289,433,670	124,511,759	1,913,030	(51,790)	1,861,240
Liabilities (short position):	783,299,290		(8,124,013)	(907,138)	(9,031,151)	446,365,683		(8,010,692)	(1,020,588)	(9,031,280)
- Interbank market	32,577,474	-	(1,721,999)	(1,190,305)	(2,912,304)	39,157,931	-	(1,244,424)	(1,045,548)	(2,289,972)
- Fixed rate	438,339,819	-	(1,734,296)	(614,622)	(2,348,918)	85,214,395	-	(688,110)	(105,390)	(793,500)
- Foreign currency	284,842,617	90,497,863	(2,985,854)	(109,307)	(3,095,161)	156,724,798	74,721,003	(4,335,358)	18,852	(4,316,506)
- IGPM (General Index of market pricing)	190,560	102,921	(238,476)	(13,896)	(252,372)	346,648	123,617	(444,055)	8,095	(435,960)
- Other	27,348,820	22,226,347	(1,443,388)	1,020,992	(422,396)	164,921,911	-	(1,298,745)	103,403	(1,195,342)
Total	4,069,995,617		(129,754)	883	(128,871)	1,945,328,506		1,403,632	1,513,540	2,917,172

Derivatives include operations maturing in D+1 (day after reporting date).

(1)	Includes: (i) accounting cash flow hedges to protect DI-indexed funding totaling R$102,934,940 thousand (December 31, 2022 – R$107,396,399 thousand); and (ii) accounting cash flow hedges to protect DI-indexed (Interbank Deposit Rate) investments totaling R$44,821,117 thousand (December 31, 2022 – R$50,673,213 thousand);
(2)	Includes specific hedges to protect assets and liabilities, arising from foreign investments. Investments abroad total R$31,320,736 thousand (December 31, 2022 – R$31,912,812 thousand); and
(3)	Reflects the net notional value of derivatives of the same type with the same underlying risk.

Swaps are contracts of interest rates, foreign currency and cross currency and interest rates in which payments of interest or the principal or in one or two different currencies are exchanged for a contractual period. The risks of swap contracts refer to the potential inability or unwillingness of the counterparties to comply with the contractual terms and the risk associated with changes in market conditions due to changes in the interest rates and the currency exchange rates.

The interest rate and currency futures and the forward contracts of interest rates call for subsequent delivery of an instrument at a specific price or specific profitability. The reference values constitute a nominal value of the respective instrument whose variations in price are settled daily. The credit risk associated with futures contracts is minimized due to these daily settlements. Futures contracts are also subject to risk of changes in interest rates or in the value of the respective instruments.

Credit Default Swap – CDS

In general, these represent a bilateral contract in which one of the counterparties buys protection against a credit risk of a particular financial instrument (its risk is transferred). The counterparty that sells the protection receives a remuneration that is usually paid linearly over the life of the operation.

In the event of a default, the counterparty who purchased the protection will receive a payment, the purpose of which is to compensate for the loss of value in the financial instrument. In this case, the counterparty that sells the protection normally will receive the underlying asset in exchange for said payment.

	R$ thousands
	On December 31, 2023	On December 31, 2022
Risk received in credit swaps - Notional	2,044,989	2,585,136
- Debt securities issued by companies	637,962	755,184
- Brazilian government bonds	808,158	1,184,523
- Foreign government bonds	598,869	645,429
Risk transferred in credit swaps - Notional	(1,297,469)	(1,476,609)
- Brazilian government bonds	(706,830)	(840,050)
- Foreign government bonds	(590,639)	(636,559)
Total net credit risk value	747,520	1,108,527

The contracts related to credit derivative transactions described above are due in 2028. There were no credit events, as defined in the agreements, during the period.

The Company has the following hedge accounting transactions:

Cash Flow Hedge

The financial instruments classified in this category, aims to reduce exposure to future changes in interest and foreign exchange rates, which impact the operating results of the Company. The effective portion of the valuations or devaluations of these instruments is recognized in a separate account of shareholders’ equity, net of tax effects and is only transferred to income in two situations: (i) in case of ineffectiveness of the hedge; or (ii) when the hedged item is settled. The ineffective portion of the respective hedge is recognized directly in the statement of income.

Strategy	R$ thousands
	Hedge instrument nominal value	Hedge object book value	Accumulated fair value adjustments in shareholders' equity (gross of tax effects)	Accumulated fair value adjustments in shareholders' equity (net of tax effects)
Hedge of interest receipts from investments in securities (1)	44,821,117	45,285,081	138,891	76,390
Hedge of interest payments on funding (1)	102,934,940	103,287,896	(779,599)	(428,779)
Total on December 31, 2023	147,756,057	148,572,977	(640,708)	(352,389)

Hedge of interest receipts from investments in securities (1)	50,673,213	51,166,688	(1,369,973)	(753,485)
Hedge of interest payments on funding (1)	107,396,399	106,600,111	551,838	303,511
Total on December 31, 2022	158,069,612	157,766,799	(818,135)	(449,974)

(1) Refers to the DI interest rate risk, using DI Futures contracts in B3 and Swaps, with the maturity dates until 2027, making the cash flow fixed.

In December 2021, Bradesco terminated some hedge accounting instruments to protect cash flows. The fair value changes of these hedging instruments, previously recorded in accumulated OCI, will be appropriated to profit or loss, according to the result of the hedged item. For the year ended December 31, 2023, the amount of R$583,912 thousand was reclassified to the statement of income, net of tax effects. The accumulated balance in OCI on December 31, 2023 is R$132,914 thousand, this amount will be appropriated to profit or loss until the year 2027.

There were no gains/(losses) related to the cash flow accounting hedge, recorded in profit or loss for the year ended December 31, 2023 (R$181 thousand on December 31, 2022).

Fair value hedge

The financial instruments classified in this category, aim to offset the risks arising from the exposure to the fair value changes in the hedged item, with gain or loss being recognized in profit or loss. The hedged object is adjusted at fair value and the effective portion of the valuations or devaluations recognized in profit or loss. When the hedging instrument expires or is sold or in case of discontinuation of the hedge, any adjustment to the hedged item is recognized directly in profit or loss.

There were no gains/(losses) related to the fair value accounting hedge, recorded in OCI, in the year ended December 31, 2023 due to the discontinuity of the strategy (R$7 thousand in 2022).

Hedge of investments abroad

The financial instruments classified in this category, have the objective of reducing the exposure to foreign exchange variation of investments abroad, whose functional currency is different from the national currency, which impacts the result of the Group. The effective portion of the valuations or devaluations of these instruments is recognized in a separate account of accumulated OCI, net of tax effects and is only transferred to income in two situations: (i) hedge ineffectiveness; or (ii) in the disposal or partial sale of the foreign operation. The ineffective portion of the respective hedge is recognized directly in the statement of income.

Strategy	R$ thousands
	Hedge instrument nominal value	Hedge object book value	Accumulated fair value adjustments in shareholders' equity (gross of tax effects)	Accumulated fair value adjustments in shareholders' equity (net of tax effects)
Hedge of exchange variation on future cash flows (1)	4,477,297	4,149,708	(702,728)	(368,528)
Total on December 31, 2023	4,477,297	4,149,708	(702,728)	(368,528)

Hedge of exchange variation on future cash flows (1)	2,973,652	2,970,793	(696,930)	(365,488)
Total on December 31, 2022	2,973,652	2,970,793	(696,930)	(365,488)

(1) For subsidiaries with functional currency is different from the Real, using Forward and Futures contracts of US dollar, with the objective of hedging the foreign investment referenced to MXN (Mexican Peso) and US$ (American Dollar).

The gains/(losses) related to the ineffectiveness of the hedge of foreign operations, recorded in profit or loss, for the year ended December 31, 2023 was R$3,223 thousand (R$(35,697) thousand in 2022).

Unobservable gains on initial recognition

When the valuation depends on unobservable data any initial gain or loss on financial instruments is deferred over the life of the contract or until the instrument is redeemed, transferred, sold or the fair value becomes observable. All derivatives which are part of the hedge relationships are valued on the basis of observable market data.

The nominal values do not reflect the actual risk assumed by the Group, since the net position of these financial instruments arises from compensation and/or combination thereof. The net position is used by the Group particularly to protect interest rates, the price of the underlying assets or exchange risk. The result of these financial instruments are recognized in “Net gains/(losses) on financial assets and liabilities at fair value through profit or loss”, in the consolidated statement of income.

Offsetting of financial assets and liabilities

A financial asset and a financial liability are offset and their net value presented in the Statement of Financial Position when, and only when, there is a legally enforceable right to offset the amounts recognized and the Group intends to settle them in a liquid basis, or to realize the asset and settle the liability simultaneously. The right of set-off is exercised upon the occurrence of certain events, such as the default of bank loans or other credit events.

The table below presents financial assets and liabilities subject to net settlement:

	R$ thousands
	On December 31, 2023			On December 31, 2022
	Gross amount	Related amount offset in the statement of financial position	Net amount	Gross amount	Related amount offset in the statement of financial position	Net amount
Financial assets
Interbank investments	186,599,349	-	186,599,349	109,054,313	-	109,054,313
Derivative financial instruments	15,413,349	-	15,413,349	16,258,496	-	16,258,496

Financial liabilities
Securities sold under agreements to repurchase	169,570,218	-	169,570,218	81,778,223	-	81,778,223
Derivative financial instruments	15,542,220	-	15,542,220	13,341,324	-	13,341,324

In the years ended on December 31, 2023 and 2022, Bradesco did not offset any financial assets and financial liabilities in its Statement of Financial Position.